Trade and other receivables - Contract assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
At January 1, 2021	$ 22,274
Additions to contract assets	27,282
Invoiced during the year	(29,170)
At December 31, 2021	$ 20,386